Right-of-Use Assets - Schedule of Right-of-Use Assets Amounts Recognised in Profit or Loss (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Right-of-use Assets
Interest expense on lease liabilities	$ 1,674